Goodwill and Intangible Assets, Net (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2012	$ 52,145
2013	35,787
2014	26,493
2015	21,736
2016	18,590
Thereafter	38,671
Total	$ 193,422